Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 05, 2011 patent	Nov. 30, 2016 USD ($)	Jul. 31, 2015 patent	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Amount of inventory as a percentage of prior year purchases that can be returned by certain distributors					3.00%
Unprocessed adjustments recognized against gross accounts receivables					$ 23,300,000	$ 19,100,000
Bad debt expense, net of recoveries					1,500,000	(1,800,000)	$ 300,000
Accounts receivable recovered						$ 2,700,000
Number of customers with accounts receivable recovered | Customer						1
Allowance for doubtful accounts				$ 8,100,000	8,100,000	$ 8,300,000
Obsolescence and other reserves				24,561,000	$ 24,561,000	22,531,000
Number of reporting units used in qualitative assessment | Reporting_Unit					7
Number of reporting units used in quantitative assessment | Reporting_Unit					5
Goodwill qualitative assessment				811,000,000	$ 811,000,000
Impairment charges					0	0	0
Impairment charges, intangible assets					0	0	0
Accrued sales rebates				33,100,000	33,100,000	30,000,000
Royalty revenues				$ 10,300,000
Advertising costs					27,200,000	27,500,000	21,800,000
Employee service share-based compensation, tax benefit realized from exercise of stock options					1,200,000
Increase in net cash provided by operating activities					314,794,000	241,460,000	200,887,000
Decrease in net cash provided by financing activities					$ (401,704,000)	11,069,000	(330,359,000)
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					1 year
Minimum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					P10Y
Minimum [Member] | Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					P5Y
Minimum [Member] | Computer Equipment and Software [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					P5Y
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					25 years
Maximum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					40 years
Maximum [Member] | Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					12 years
Maximum [Member] | Computer Equipment and Software [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets					10 years
Current Asset [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) due to adoption of ASU						6,000,000
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) due to adoption of ASU						19,200,000
Long Term Debt Noncurrent [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) due to adoption of ASU						25,200,000
Accounting Standards Update 2016-09, Statutory Tax Withholding Component [Member]
Significant Accounting Policies [Line Items]
Increase in net cash provided by operating activities							6,900,000
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09, Statutory Tax Withholding Component [Member]
Significant Accounting Policies [Line Items]
Increase in net cash provided by operating activities						5,100,000
Decrease in net cash provided by financing activities						5,100,000	6,900,000
Subsidiaries [Member] | Corning [Member]
Significant Accounting Policies [Line Items]
Patents allegedly infringed upon | patent	2
Number of patents found infringed upon | patent			2
Litigation settlement, amount		$ 61,300,000
Royalty revenues					$ 10,300,000
Broadcast Solutions [Member] | Subsidiaries [Member] | Corning [Member]
Significant Accounting Policies [Line Items]
Royalty revenues					(4,700,000)
Reportable Segment [Member]
Significant Accounting Policies [Line Items]
Royalty revenues					5,554,000	0	0
Reportable Segment [Member] | Subsidiaries [Member] | Corning [Member]
Significant Accounting Policies [Line Items]
Royalty revenues					5,600,000
Reportable Segment [Member] | Broadcast Solutions [Member]
Significant Accounting Policies [Line Items]
Royalty revenues					$ 5,554,000	0	$ 0
Hirschmann Jv [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage				50.00%	50.00%
Equity method investments						$ 29,500,000
Discontinued Operations, Held-for-sale [Member] | Hirschmann Jv [Member]
Significant Accounting Policies [Line Items]
Equity method investments				$ 26,800,000	$ 26,800,000